Schedule I - Summary of Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
US Government and Government Agencies and Authorities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 552
Summary of Investments, Other than Investments in Related Parties, Fair Value	958
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	958
US States and Political Subdivisions Debt Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,185
Summary of Investments, Other than Investments in Related Parties, Fair Value	2,456
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,456
Foreign Government Debt [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,173
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,274
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,274
Public Utility, Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	84
Summary of Investments, Other than Investments in Related Parties, Fair Value	88
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	88
All Other Corporate Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	9,378
Summary of Investments, Other than Investments in Related Parties, Fair Value	10,401
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	10,401
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	9
Summary of Investments, Other than Investments in Related Parties, Fair Value	9
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	9
Commercial Mortgage Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	74
Summary of Investments, Other than Investments in Related Parties, Fair Value	80
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	80
Asset-backed Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	778
Summary of Investments, Other than Investments in Related Parties, Fair Value	927
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	927
Mandatorily Redeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	24
Summary of Investments, Other than Investments in Related Parties, Fair Value	24
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	24
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	14,257
Summary of Investments, Other than Investments in Related Parties, Fair Value	16,217
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	16,217
Industrial, Miscellaneous, and All Others [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	25
Summary of Investments, Other than Investments in Related Parties, Fair Value	27
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	27
Nonredeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	99
Summary of Investments, Other than Investments in Related Parties, Fair Value	73
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	73
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	124
Summary of Investments, Other than Investments in Related Parties, Fair Value	100
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	100
Mortgage Loans on Real Estate [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,301
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	3,301
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,502
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,502
Real Estate Entities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	87
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	87
Other Investments, including derivatives [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,014
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,058
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	225
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 225